Accrued Expenses and Other Current Liabilities (Details) - Benson Hill, Inc - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payroll and employee benefits	$ 3,762	$ 2,951	$ 2,182
Litigation	80	2,675	1,250
Professional services	3,935	1,812	1,647
Research and development	808	700	514
Inventory purchases	2,170	321
Interest	755	364	256
Other	4,106	3,813
Total	$ 15,616	$ 12,315	$ 7,662